Derivatives and Hedging Activities (Details Textuals) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives and Hedging Activities (Textuals) [Abstract]
Net reduction in interest expense on long term debt and other	$ 503,000,000	$ 522,000,000	$ 464,000,000
Net pretax losses on derivatives reclassified from AOCI into earnings	1,000,000
Shares held in equity investment	605.4	638.1
Derivative [Line Items]
Equity investment	360,000,000	475,000,000
ICBC [Member] | Fair Value [Member]
Derivative [Line Items]
Equity investment	359,000,000	475,000,000
Fair Value Hedging [Member]
Derivative [Line Items]
Notional amount of long-term debt	17,100,000,000	15,900,000,000
Cash flow hedges [Member]
Derivative [Line Items]
Notional amount of long-term debt	$ 305,000,000,000	$ 1,300,000,000